GOODWILL, NET (Tables)	12 Months Ended
Sep. 30, 2020
Goodwill
Goodwill, net, consisted of the following:

	For the years ended September 30
	2019				2020
	Professional education services	Business start-up training services	Sales of learning simulation software	Total	Professional education services	Business start-up training services	Sales of learning simulation software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	56,214	1,642	21,660	79,516	54,016	1,517	20,813	76,346
Exchange difference	(2,198)	(125)	(847)	(3,170)	3,040	—	1,097	4,137

Ending balance	54,016	1,517	20,813	76,346	57,056	1,517	21,910	80,483

Accumulated impairment loss	—	(1,517)	—	(1,517)	—	(1,517)	—	(1,517)

Goodwill, net	54,016	—	20,813	74,829	57,056	—	21,910	78,966